STATEMENT OF ADDITIONAL INFORMATION
                             QUAKER INVESTMENT TRUST
                      c/o Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
                             Telephone 800-220-8888

                               September 15, 2003

This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information relating to each series of the Quaker Investment Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus, dated November 1, 2002, except the Quaker Intermediate Municipal Bond Fund Prospectus dated September, 15, 2003, relating to the following series of the Trust:

               Quaker Aggressive Growth Fund
               Quaker Core Equity Fund
               Quaker Small-Cap Growth Fund
               Quaker Capital Opportunities Fund
               Quaker Biotech Pharma-Healthcare Fund
               Quaker Mid-Cap Value Fund
               Quaker Small-Cap Value Fund
               Geewax Terker Core Value Fund
               Quaker Fixed-Income Fund; and
               Quaker Intermediate Municipal Bond Fund
               (each a "Fund" and together the "Funds").

This SAI relates only to the above-listed Funds. Each Fund is a diversified, open-end, management investment company, except for Quaker Capital Opportunities Fund and Quaker Biotech-Pharma-Healthcare Fund, which are non-diversified. You may obtain a copy of the Prospectus, free of charge, by writing to Quaker Investment Trust, c/o Citco-Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482, or by calling 1-800-220-8888.

                                TABLE OF CONTENTS

                                                                 Page
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     Investment Policies and Restrictions                           2
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     Investment Restrictions                                        5
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     Investment Advisor Information                                 7
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     Directors and Officers                                         8
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     Performance Information                                       14
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     Purchasing and Redeeming Shares                               15
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     Tax Information                                               15
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     Portfolio Transactions                                        16
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     Custodian                                                     17
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     Transfer Agent                                                18
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     Administration                                                18
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     Distributor                                                   18
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     Independent Accountants                                       19
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     Distribution Plan                                             19
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     General Information                                           19
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     Financial Statements                                          20
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

                      INVESTMENT POLICIES AND RESTRICTIONS

Each Fund's investment objective(s) and the manner in which each Fund pursues its investment objective(s) are generally discussed in the Prospectus. This section provides additional information concerning each Fund's permissible investments and/or investment restrictions not otherwise discussed in the Prospectus.

In addition to the primary investment securities in which each Fund invests as set forth in the Prospectus, each Fund may also invest in the following, to the extent that such investments do not violate an investment restriction described in the Prospectus or this SAI:

U.S. GOVERNMENT TREASURY BILLS, TREASURY NOTES, AND TREASURY BONDS are direct obligations of the U.S. Government. As such, these instruments are generally considered to have the highest credit standing. Securities backed by the full faith and credit of the United States Government (direct obligations) carry minimal credit risk; shareholders are generally exposed only to interest rate risk.

MUNICIPAL OBLIGATIONS. The term "Municipal Obligations" generally includes debt obligations issued to obtain funds for various public purposes, including, but not limited to, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal; the interest paid on such obligations may be exempt from Federal income tax, although current tax laws place substantial limitations on the size of such issues. Such obligations are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from Federal income tax in the opinion of bond counsel to the issuer. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications.

For the purpose of diversification under the Investment Company Act of 1940, as amended (the "1940 Act"), the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

The Quaker Intermediate Municipal Bond Fund may invest in municipal lease obligations. Such obligations do not constitute general obligations of the municipality, but are ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make special risks not ordinarily associated with Municipal Obligations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain
"non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The staff of the Securities and Exchange Commission currently considers certain lease obligations to be illiquid. See "Illiquid Securities" for a description of the Trust's policies in this regard.

U.S. GOVERNMENT AGENCY SECURITIES are securities issued by instrumentalities of the U.S. Government. Some of these securities are direct obligations of the U.S. Government, but those that are not still enjoy a very high degree of credit safety.

REPURCHASE AGREEMENTS ("Repos") In a Repo, a Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by any Fund must be collateralized by qualifying securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund, and the Fund may only enter into Repos with U.S. banks or qualifying broker/dealers, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS The Funds may purchase securities on a when-issued basis, and may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place at some future date. A Fund may enter into such transactions when, in the Advisor/Sub-Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. None of the Funds is limited on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, any Fund committing to such transactions will maintain a segregated account with its Custodian consisting of cash, cash equivalents, or U.S. Government securities, in an amount equal to the aggregate fair market value of its commitments to such transactions.

EQUITY SECURITIES To the extent that such purchases do not conflict with a Fund's principal investment objective(s), the Funds may invest in common stock, convertible preferred stock, straight preferred stock, and investment grade convertible bonds. Each Fund may also invest up to 5% of its net assets in warrants or rights to acquire equity securities (other than those acquired in units or attached to other securities). Stocks held in the portfolio of a Fund will generally be traded on either the New York Stock Exchange, American Stock Exchange or the NASDAQ over-the-counter market.

SHORT-TERM INVESTMENTS The Funds also will normally hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions and to provide for Fund operating expenses. As a temporary defensive measure, each Fund may invest up to 100% of its total assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments. When a Fund invests its assets in such securities as a temporary defensive measure, it will not be pursuing its stated investment objective.

OPTIONS The Funds may invest in options on equity securities and securities indices, and options on futures contacts. The primary risks associated with these investments are; (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. Further. over-the-counter options can be less liquid than exchange-traded options. Accordingly, the Funds will treat over-the-counter options as illiquid securities. Investing in options involves specialized skills and techniques different from those associated with ordinary portfolio transactions. The Funds may invest not more than 10% of their total assets in options transactions. Options may be purchased for hedging purposes, or to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. The Funds may write (sell) stock or stock index options only for hedging purposes or to close out positions in stock or stock index options that the Fund has purchased. The Funds may only write (sell) "covered" options.

FUTURES CONTRACTS AND RELATED OPTIONS To hedge against changes in securities prices or interest rates, the Funds may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible futures contracts investments are limited to futures on various equity securities and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the Commodity Futures Trading Commission.

The Funds may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") does not exceed 5% of the market value of the Fund's total assets. Otherwise, the Fund may invest up to 10% of its total assets in initial margins and premiums on futures and related options.

MONEY MARKET INSTRUMENTS Money market instruments mature in thirteen months or less from the date of purchase and include U.S. Government Securities, corporate debt securities, bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the Advisor's opinion. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of the Fund. For temporary defensive purposes, a Sub-Advisor may, when it believes that unusually volatile or unstable economic and market conditions exists, depart from the Fund's normal investment approach and invest up to 100% of the net assets of the Fund in these instruments.

REGISTERED INVESTMENT COMPANIES Each Fund may invest up to 10% of the value of its total assets in securities of other investment companies. The Funds may invest in any type of investment company consistent with the Fund's investment objective and policies. The Funds will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets. To the extent the Funds invest in other investment companies, the shareholders of the Funds would indirectly pay a portion of the operating costs of the investment companies.

REAL ESTATE SECURITIES The Funds may invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Funds are not limited in the amount of these types of securities they may acquire, it is not presently expected that within the next 12 months any Fund will have in excess of 5% of its total assets in real estate securities.

You should be aware that Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended (which may also be affected by changes in the value of the underlying property) and by changes in interest rates. REITs are dependent upon management skills, often have limited diversification, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for exemption from tax for distributed income under the Internal Revenue Code and failing to maintain their exemptions from the Investment Trust Act. Certain REITs have relatively small market capitalizations, which may result in less market liquidity and greater price volatility of their securities.

ILLIQUID  INVESTMENTS  Each  Fund  may  invest  up to 10% of its net  assets  in illiquid  securities.  Illiquid  securities  are  those  that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Trustees and the Advisor, each Fund's Sub-Advisor determines the liquidity of that Fund's investments.

Included within the category of illiquid securities are restricted securities, which cannot be sold to the public without registration under the federal securities laws. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

MASTER-FEEDER OPTION Notwithstanding its other investment policies, each Fund may seek to achieve its investment objective by investing all of its investable net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Trustees, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

Permissible Investments for the Aggressive Growth, Capital Opportunities and Biotech Pharma-Healthcare Funds only:

SPECIAL SITUATIONS Each Fund may invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Funds will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

Permissible Investments for each Fund except the Fixed Income and Intermediate Municipal Bond Funds.

FOREIGN SECURITIES. The Funds may purchase foreign securities traded domestically as American Depository Receipts (ADRs). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade on the over the counter markets. The prices of ADRs are denominated in U.S. dollars, while the underlying security may be denominated in a foreign currency. Each Fund may invest up to 25% of its net assets in foreign securities.

Permissible Investments for the Biotech Pharma-Healthcare Fund only:

FOREIGN SECURITIES The Fund may invest up to 25% of its net assets in foreign securities, either in the form of ADRs or as stock traded on foreign exchanges.

PORTFOLIO TURNOVER. The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. For each Fund's latest fiscal year ending on June 30, 2003, portfolio turnover rates were:

     Quaker Aggressive Growth Fund:.................                401.43%
     Quaker Core Equity Fund:.......................                223.82%
     Quaker Small-Cap Growth Fund:..................                250.36%
     Quaker Capital Opportunities Fund..............                692.80%
     Quaker Biotech Pharma-Healthcare Fund..........                108.76%
     Quaker Mid-Cap Value Fund:.....................                 89.57%
     Geewax Terker Core Value Fund..................                151.69%
     Quaker Fixed Income Fund:......................                600.89%
     Quaker Intermediate Municipal Bond Fund*:                        0.00%

* Prior to August 8, 2003, the Intermediate Municipal Bond Fund operated under different investment objectives and strategies and was called the Quaker High Yield Fund. The figures quoted above reflect the activity of the High Yield Fund as of June 30, 2003.

High portfolio turnover in any year will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.

                             INVESTMENT RESTRICTIONS

The Funds (except where noted) have adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting securities" of each Fund as defined in the Investment Company Act of 1940 (the "1940 Act"). As provided in the 1940 Act, a vote of a "majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

As a matter of fundamental policy, no Fund is allowed to:

(1) issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) in order to meet redemption requests, in amounts not exceeding 15% of its total assets; the Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

(2) invest for the purpose of exercising control or management of another issuer;

(3) purchase or sell commodities or commodities contracts, real estate (including limited partnership interests, but excluding readily marketable securities secured by real estate or interests therein, readily marketable interests in real estate investment trusts, readily marketable securities issued by companies that invest in real estate or interests therein, or mortgage-backed securities for the Fixed Income Fund as described in the Prospectus) or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

(4) underwrite securities issued by others, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

(5) make short sales of securities or maintain a short position, except short sales "against the box", and except that a Fund may engage in short sales of securities to the extent described in the Prospectus (a short sale is made by selling a security the Fund does not own; a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short);

(5) participate on a joint or joint and several basis in any trading account in securities; or

(6) make loans of money or securities, except that the Funds may (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities; and

(7) under normal circumstances invest more than 25% of its total assets in the securities of companies engaged in a single industry; except that the Quaker Biotech Pharma-Healthcare Fund will invest not less than 25% of its assets in stocks of biotechnology, healthcare and pharmaceutical companies, and except that the Quaker Capital Opportunities Fund will invest not less than 25% of its assets in a single market sector. The market sectors in which the Quaker Capital Opportunities Fund invests will change from time to time, but the Fund will not at any time invest more than 25% of its assets in a single industry within that market sector. This restriction does not limit a Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments (except for industrial development bonds or other securities the interest upon which is paid from revenues of similar type projects), or (iii) repurchase agreements collateralized by such obligations.

(8) Each Fund, other than Quaker Capital Opportunities Fund and Quaker Biotech Pharma-Healthcare Fund, is a "diversified company" as defined in the Investment Company Act of 1940 (the "1940 Act"). This means that a Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The following investment limitations are not fundamental, and may be changed without shareholder approval. As a matter of non-fundamental policy, each Fund is not allowed to:

(1) invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

(2) invest more than 10% of its net assets in illiquid securities; for this purpose, illiquid securities include, among others (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

(3) invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

(4) purchase any securities on margin except in connection with such short-term credits as may be necessary for the clearance of transactions;

(5) invest in warrants, valued at the lower of cost or market, exceeding more than 5% of the value of the Fund's net assets; included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange; warrants acquired by the Fund in units or attached to securities may be deemed to be without value, unless otherwise permitted in the Prospectus or this SAI;

OTHER INVESTMENT LIMITATIONS
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the mean of the bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value. Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Fixed  income  securities  will  ordinarily  be traded  on the  over-the-counter market. When market quotations are not readily available, fixed income securities may be valued based on prices provided by a pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities. Such matrix system may be based upon the considerations described above used by other pricing services and information obtained by the pricing agent from the Advisors and other pricing sources deemed relevant by the pricing agent.

                         INVESTMENT ADVISOR INFORMATION

Information on the Funds' Investment Advisor and Sub-Advisors is set forth in the Prospectus. This section contains additional information concerning the Advisors and their obligations to the Funds.

GENERAL ADVISOR DUTIES
The Investment Advisor and Sub-Advisors supervise and implement the investment activities of the Funds, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Advisor and each Sub-Advisor under their respective Advisory Agreements is the selection of brokers and dealers through whom transactions in the Funds' portfolio investments will be effected.

The Advisory Agreement and each Sub-advisory Agreement provide that each Advisor/Sub-Advisor shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor/Sub-Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

Each Advisory Agreement and Sub-advisory Agreement has an initial term of two years, but may be continued thereafter from year to year so long as its continuance is approved at least annually (a) by the vote of a majority of the Trustees of the Fund who are not "interested persons" of the Fund or the Advisor/Sub-Advisor cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Trustees as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

Each  Advisory   Agreement  and  each  Sub-advisory   Agreement  will  terminate
automatically in the event of its assignment (as defined in the 1940 Act).

For the fiscal years ending on June 30 of each period listed below, each Fund paid the following aggregate investment advisory fees:

     ----------------------------------------------------------------------

     Name of Fund                     2003           2002           2001
     ----------------------------------------------------------------------
     Aggressive Growth             $2,176,377     $1,468,661     $  381,785
     ----------------------------------------------------------------------
     Core Equity                   $  113,182     $  140,104     $  187,942
     ----------------------------------------------------------------------
     Small-Cap Growth              $   26,261     $   33,590     $   16,498
     ----------------------------------------------------------------------
     Capital Opportunities         $   73,466     $    6,649             NA
     ----------------------------------------------------------------------
     Biotech Pharma-Healthcare     $   20,236             NA             NA
     ----------------------------------------------------------------------
     Mid-Cap Value                 $  148,338     $  123,877     $   53,322
     ----------------------------------------------------------------------
     Small-Cap Value               $  369,718     $  394,087     $  241,378
     ----------------------------------------------------------------------
     Geewax Terker Core Value      $    9,478     $    2,768             NA
     ----------------------------------------------------------------------
     Quaker Fixed Income           $   95,631     $   80,704     $   53,136
     ----------------------------------------------------------------------
     Quaker Intermediate           $   17,181     $   78,153     $   61,225
     Municipal Bond **
     ----------------------------------------------------------------------
     *    NET OF WAIVERS AND/OR REIMBURSEMENTS

     ** Prior to March 13, 2003, the Quaker Intermediate Municipal Bond Fund had a different sub-advisor and paid higher advisory fees than currently paid. The figures quoted above reflect such higher advisory fees for the period prior to March 13, 2003.

Approval of Investment Advisory and Sub-Advisory Agreements
-----------------------------------------------------------

Quaker Intermediate Municipal Bond Fund. In approving, on behalf of for the Quaker Intermediate Municipal Bond Fund, the investment advisory agreement with the Quaker Funds, Inc. and Sub-Advisory Agreement with Andres Capital
Management, the Board of Trustees considered various matters, including the financial strength and asset management experience of the Adviser and Sub-Adviser. In addition, the Trustees considered information they regularly consider when determining whether to continue a particular Fund's investment advisory and sub-advisory agreements from year-to-year. This information included, among other things, the following:

     o the qualifications of the professional staff, resources and investment process of the Adviser and Sub-Adviser;

     o the terms of the investment advisory and sub-advisory agreements, the scope and quality of the services that the Adviser and Sub-Adviser provide to the Fund,

     o the investment performance of each Fund and, in the case of Andres Capital Management, the investment performance similarly managed funds,

     o    potential fall-out benefits to the Adviser and Sub-Adviser;

During their deliberation regarding the Sub-Advisory Agreement, the Trustees questioned the Sub-Adviser about its background and experience and its ability to manage a fund with a relatively small asset base. Based on the Trustees' deliberations and their evaluation of the information described above and the Sub-Adviser's responses to the questions raised at the meeting, the Trustees, including the Independent Trustees, unanimously approved the advisory and sub-advisory agreements.

DIRECTORS AND OFFICERS

The Board Of Trustees ("Board" or "Trustees") has overall responsibility for conduct of the Trust's affairs. The day-to-day operations of the Trust are managed by the Advisor, subject to the Bylaws of the Trust and review by the Board. The Trustees of the Trust, including those Trustees who are also officers, are listed below.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                    TERM OF                                          FUNDS
                                      POSITION(S)   OFFICE &                                         OVERSEEN    OTHER
NAME, ADDRESS &                       HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)           BY          DIRECTORSHIPS
DATE OF BIRTH                         THE TRUST     TIME SERVED    DURING PAST 5 YEARS               TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Mr. Jeffry H. King Sr.(1)             Interested    Indefinite.    Chairman of the Board of          Ten         Director &
                                      Trustee,                     Directors of Quaker                           Co-Chairman,
1288 Valley Forge Road,               Chairman      Since Nov.,    Securities, Inc., 1288 Valley                 Citco-Quaker Fund
Suite 75,                             of the        1996           Forge Road, Suite 75, Valley                  Services, Inc.,
Valley Forge, PA  19482               Board of                     Forge, Pa 19482, an                           Director &
                                      Trustees                     institutional broker/dealer                   Chairman, Quaker
(12-06-42)                                                         firm, since 2002. President &                 Funds, Inc.,
                                                                   CEO of Quaker Securities, Inc.                Director and
                                                                   from 1990 to 2002. Chairman of                Co-Chairman, Quaker
                                                                   the Board of Directors of                     Securities, Inc.
                                                                   Quaker Funds, Inc., 1288
                                                                   Valley Forge Road, Suite 71,
                                                                   Valley Forge, PA 19482,
                                                                   currently Fund Manager to the
                                                                   Quaker Family of Funds, since
                                                                   1996. Co-Chairman of the Board
                                                                   of Citco-Quaker Fund Services,
                                                                   Inc., 1288 Valley Forge Road,
                                                                   Suite 88, Valley Forge, PA
                                                                   19482, transfer agent to the
                                                                   Trust, since May, 2001.
------------------------------------------------------------------------------------------------------------------------------------
Ms. Laurie Keyes(2)                   Interested    Indefinite.    Chief Financial Officer of        Ten         None
                                      Trustee,                     Quaker Funds, Inc., currently
1288 Valley Forge Road,               Secretary     Since Nov.,    Fund Manager to the Quaker
Suite 75,                                           1996           Family of Funds, since 1996.
Valley Forge, PA 19482

(12-10-49)
------------------------------------------------------------------------------------------------------------------------------------
Mr. Everett T. Keech(3)               Interested    Indefinite.    Chairman-Executive Committee,     Ten         Director,
                                      Trustee,                     Technology Development Corp.,                 Technology
One Tower Bridge,                     Vice          Since Nov.,    Norristown, PA, a technology                  Development Corp.;
Suite 501                             Chairman      1996           development and manufacturing                 Director, Advanced
West Conshohocken, PA  19428          of the                       firm, since 1997; President,                  Training Systems
                                      Board,                       Quaker Investment Trust since                 International,
(02-23-40)                            President,                   January 2002; Lecturer,                       Inc.; Director,
                                      Treasurer                    University of Pennsylvania                    Phoenix Data
                                                                   since 1988                                    Systems, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mr. Kevin J. Mailey(4)                Interested    Indefinite.    Principal of Quaker Funds,        Ten         Director, Quaker
                                      Trustee                      Inc. since May, 2000. Elected                 Funds, Inc.
1288 Valley Forge Road,                             Since Feb.,    President of Quaker Funds,
Suite 71,                                           2002           Inc. in September, 2001.
Valley Forge, PA  19482                                            Marketing Director of Meridian
                                                                   Investments from October, 1997
(09-06-52)                                                         to June, 1999. Principal and
                                                                   Marketing Director of the
                                                                   William Penn Funds from
                                                                   December, 1989 to June, 1997.
                                                                   Graduate of Notre Dame
                                                                   University.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                    TERM OF                                          FUNDS
                                      POSITION(S)   OFFICE &                                         OVERSEEN    OTHER
NAME, ADDRESS &                       HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)           BY          DIRECTORSHIPS
DATE OF BIRTH                         THE TRUST     TIME SERVED    DURING PAST 5 YEARS               TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Ambassador Adrian A. Basora (ret.)    Independent   Indefinite.    President of Eisenhower           Ten         Governor of the
                                      Trustee                      Fellowships ("EF"),                           Philadelphia Stock
256 South 16th Street,                              Since Feb.,    Philadelphia, PA, since 1996.                 Exchange
Philadelphia, PA  19102                             2002.          EF's mission is to enhance
                                                                   progress and mutual
(07-18-38)                                                         understanding through linkages
                                                                   among leaders in key fields
                                                                   throughout the world.
                                                                   Previously served as U.S.
                                                                   Ambassador to the Czech
                                                                   Republic from 1992 through
                                                                   1995. Served as National
                                                                   Security Council Director for
                                                                   European Affairs at the White
                                                                   House from 1989 to 1991.
                                                                   Ambassador Basora's
                                                                   affiliations include the
                                                                   Council on Foreign Relations,
                                                                   the Foreign Policy Research
                                                                   Institute and the Foundation
                                                                   for a Civil Society.
                                                                   Ambassador Basora holds an MPA
                                                                   degree from Princeton
                                                                   University and undergraduate
                                                                   degrees from the Institut
                                                                   d'Etudes Politiques in Paris
                                                                   and from Fordham University.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                    TERM OF                                          FUNDS
                                      POSITION(S)   OFFICE &                                         OVERSEEN    OTHER
NAME, ADDRESS &                       HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)           BY          DIRECTORSHIPS
DATE OF BIRTH                         THE TRUST     TIME SERVED    DURING PAST 5 YEARS               TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Mr. G. Michael Mara                   Independent   Indefinite.    Managing Director, Millennium     Ten         None
                                      Trustee                      Bank, Malvern, PA, since 2000.
30 Valley Stream Parkway,                           Since Feb.,    Previously principal, Vanguard
Malvern, PA  19355                                  2002.          Fiduciary Trust Company, The
                                                                   Vanguard Group, Valley Forge,
(05-05-55)                                                         PA, from 1997 to 1999.
                                                                   District Manager and Senior
                                                                   Vice President, Merrill Lynch
                                                                   Trust Company, 1995 to 1997.
                                                                   Served in various increasingly
                                                                   responsible roles within
                                                                   Merrill Lynch from 1986 to
                                                                   1997. Mr. Mara also served in
                                                                   the U.S. Army Intelligence and
                                                                   Security Command in Augsburg,
                                                                   Germany from 1976-1980. Mr.
                                                                   Mara holds an MBA in
                                                                   management from The American
                                                                   University, Washington, DC and
                                                                   a BA in Business
                                                                   Communications from Emerson
                                                                   College, Boston, MA
------------------------------------------------------------------------------------------------------------------------------------
Mr. James R. Brinton                  Independent   Indefinite.    Principal and Senior Insurance    Ten         None
                                      Trustee                      Broker for Robert J.
123 West Lancaster Avenue,                          Since Feb.,    McAllister Agency, Inc., 123
Wayne PA  19087                                     2002           West Lancaster Avenue, Wayne
                                                                   PA 19087, a commercial
(07-03-54)                                                         insurance brokerage firm,
                                                                   since 1979. Mr. Brinton holds
                                                                   a BA in business from Marietta
                                                                   College and licenses as a
                                                                   property and casualty broker
                                                                   and life, accident and health
                                                                   agent.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------
(1) Mr. King is an "interested person" of the Trust for purposes of the 1940 Act because he is a principal and controlling shareholder of Quaker Funds, Inc., Investment Advisor to the Trust, is a shareholder of Citco-Quaker Fund Services, Inc., the transfer agent, fund accountant and administrator for the Trust, and serves as a director of Quaker Funds, Inc. and Citco-Quaker Fund Services, Inc.
(2) Ms. Keyes is an "interested person" of the Trust for purposes of the 1940 Act because she is a principal and controlling shareholder of Quaker Funds, Inc., Investment Advisor to the Trust.
(3) Mr. Keech is an "interested person" of the Trust for purposes of the 1940 Act because he is a shareholder of Citco-Quaker Fund Services, Inc., the transfer agent, fund accountant and administrator for the Trust.
(4) Mr. Mailey is an "interested person" of the Trust for purposes of the 1940 Act because he is a shareholder of Citco-Quaker Fund Services, Inc., the transfer agent, fund accountant and administrator for the Trust, he is a principal and controlling shareholder of Quaker Funds, Inc., Investment Advisor to the Trust, and he serves as President of Quaker Funds, Inc.

There are no family relationships between the Trustees and executive officers of the Trust, except between Ms. Keyes and Mr. King, who are married.

Audit Committee
---------------
The Board of Trustees has formed an Audit Committee to oversee the financial reporting of the Trust, nominate independent auditors to conduct audits of the Trust's financial statements, and perform other related duties. The Audit Committee has adopted a charter to govern such activities. The members of the Audit Committee are: Amb. Adrian Basora (Chairman), Mr. G. Michael Mara, Mr. Mark S. Singel, and Mr. James R. Brinton. The Audit Committee met twice during the fiscal year ended June 30, 2003.

Compensation
------------
Each Trustee who is not an "interested person" of the Trust receives $3000 per meeting attended in person and $2000 per meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. For the Trust's fiscal year ending June 30, 2003, the Trust paid the following fees to Trustees:

------------------------------------------------------------------------------------------------
                                            Pension or           Estimated
                             Aggregate      Retirement Benefits  Annual          Total
                             Compensation   Accrued as Part of   Benefits Upon   Compensation
Name of Trustee              from Company   Trust's Expenses     Retirement      Paid to Trustee
------------------------------------------------------------------------------------------------
Amb. Adrian A. Basora          $15,000           $  0.00           $  0.00           $15,000
------------------------------------------------------------------------------------------------
Mr. James R. Brinton           $12,000           $  0.00           $  0.00           $12,000
------------------------------------------------------------------------------------------------
Mr. G. Michael Mara            $22,000           $  0.00           $  0.00           $22,000
------------------------------------------------------------------------------------------------
Mr. Louis P. Pektor III        $12,000           $  0.00           $  0.00           $12,000
------------------------------------------------------------------------------------------------
Mr. Mark S. Singel             $12,000           $  0.00           $  0.00           $12,000
------------------------------------------------------------------------------------------------
Mr. Howard L. Gleit*           $  0.00           $  0.00           $  0.00           $  0.00
------------------------------------------------------------------------------------------------

Mr. Gleit resigned from the Board prior to June 30, 2002.

Trustee Ownership of Fund Shares
--------------------------------

As of August 29, 2003, the Trustees owned the following aggregate amounts of Fund shares:

-----------------------------------------------------------------------------------------------------------------
                               Dollar Range of Fund Shares                    Aggregate Dollar Range in All Funds
Name of Trustee                Held in Each  Fund of the Trust                   Overseen by Trustee in Trust
-----------------------------------------------------------------------------------------------------------------
Mr. Jeffry H. King, Sr.                Aggressive Growth-  Over $100,000
                                           Mid-Cap Value-  Over $100,000
                                         Small-Cap Value-  Over $100,000                 Over $100,000
                                Capital Opportunities - $50,001-$100,000
                               Biotech Pharma Healthcare - Over $100,000
                                            Fixed Income - Over $100,000
-----------------------------------------------------------------------------------------------------------------
Ms. Laurie Keyes                       Aggressive Growth-  Over $100,000
                                       Small-Cap Value-  $10,001-$50,000
                                           Mid-Cap Value-  Over $100,000                 Over $100,000
                                Capital Opportunities - $50,001-$100,000
                               Biotech Pharma Healthcare - Over $100,000
                                            Fixed Income - Over $100,000
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                               Dollar Range of Fund Shares                    Aggregate Dollar Range in All Funds
Name of Trustee                Held in Each  Fund of the Trust                   Overseen by Trustee in Trust
-----------------------------------------------------------------------------------------------------------------
Mr. Everett T. Keech                   Aggressive Growth-  $1.00-$10,000                  $1.00-$10,000
-----------------------------------------------------------------------------------------------------------------
Mr. Kevin J. Mailey                                                 None                       None
-----------------------------------------------------------------------------------------------------------------
Amb. Adrian A. Basora                                               None                       None
-----------------------------------------------------------------------------------------------------------------
Mr. James R. Brinton                 Aggressive Growth- $50,001-$100,000                  Over $100,000
                                       Small-Cap Value - $10,001-$50,000
                             Biotech Pharma Healthcare - $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------
Mr. G. Michael Mara                      Small-Cap Value-  $1.00-$10,000                  $1.00-$10,000
-----------------------------------------------------------------------------------------------------------------
Mr. Louis P. Pektor III                                             None                       None
-----------------------------------------------------------------------------------------------------------------
Mr. Mark S. Singel                                                  None                       None
-----------------------------------------------------------------------------------------------------------------

Control Persons and Shareholders Owning in Excess of 5% of Fund Shares
----------------------------------------------------------------------

As of August 29, 2003 the following shareholders of each Fund owned 5% or more of the total outstanding shares in that Fund.

-------------------------------------------------------------------------------------------------------------------
                                                                                                   % Ownership of
                                            Name of Quaker Fund                  Number of        Total Fund Shares
Name of Shareholder                         in Which Shares Held                Shares Owned
-------------------------------------------------------------------------------------------------------------------
National Investor Services,
FBO Client Accts                            Core Equity A                          560,218             70.14%
-------------------------------------------------------------------------------------------------------------------
Charles Schwab, FBO Client Accts            Core Equity A                          116,058             14.53%
-------------------------------------------------------------------------------------------------------------------
Boynton, E., Individual                     Core Equity A                           82,049             10.27%
-------------------------------------------------------------------------------------------------------------------
J Terker, Individual                        Core Equity I                           17,261              6.35%
-------------------------------------------------------------------------------------------------------------------
C Buck, Individual                          Core Equity I                           18,823              6.92%
-------------------------------------------------------------------------------------------------------------------
R Terker, Individual                        Core Equity I                           17,261              6.35%
-------------------------------------------------------------------------------------------------------------------
A Terker, Individual                        Core Equity I                           17,261              6.35%
-------------------------------------------------------------------------------------------------------------------
Geewax Terker                               Core Equity I                           76,760             28.23%
-------------------------------------------------------------------------------------------------------------------
Geewax Terker                               Core Equity I                           59,311             21.81%
-------------------------------------------------------------------------------------------------------------------
Robert B Wool, Individual                   Core Equity C                            1,685              7.35%
-------------------------------------------------------------------------------------------------------------------
Robert Nutting, Individual                  Core Equity C                            3,064             13.36%
-------------------------------------------------------------------------------------------------------------------
P Hillary, Individual                       Core Equity C                            1,831              7.99%
-------------------------------------------------------------------------------------------------------------------
J Techman, Individual                       Core Equity C                            1,537              6.70%
-------------------------------------------------------------------------------------------------------------------
D Ainslie, Individual                       Core Equity C                            1,940              8.46%
-------------------------------------------------------------------------------------------------------------------
S Pincus, Individual                        Core Equity C                            2,348             10.24%
-------------------------------------------------------------------------------------------------------------------
G Kuzmiskus, Individual                     Core Equity C                            1,766              7.70%
-------------------------------------------------------------------------------------------------------------------
S Johnson, Individual                       Core Equity C                            1,234              5.38%
-------------------------------------------------------------------------------------------------------------------
Francis M Foley Individual                  Core Equity B                            4,335             26.38%
-------------------------------------------------------------------------------------------------------------------
Janney Montgomery Scott LLC                 Core Equity B                            4,084             24.86%
-------------------------------------------------------------------------------------------------------------------
Ellen J. Tamburri                           Core Equity B                            2,049             12.47%
-------------------------------------------------------------------------------------------------------------------
IRA FBO Marta M Simo                        Core Equity B                            1,153              7.02%
-------------------------------------------------------------------------------------------------------------------
Matthew P. Godek, Individual                Core Equity B                            1,551              9.44%
-------------------------------------------------------------------------------------------------------------------
Charles Schwab, FBO Client Accts            Aggressive Growth A                  7,922,808             68.06%
-------------------------------------------------------------------------------------------------------------------
King, Individual                            Aggressive Growth I                     20,375              7.21%
-------------------------------------------------------------------------------------------------------------------
M Daftry, Individual                        Aggressive Growth I                     53,346             18.88%
-------------------------------------------------------------------------------------------------------------------
P Schofield, Individual                     Aggressive Growth I                     17,151              6.07%
-------------------------------------------------------------------------------------------------------------------
Millennium Bank                             Aggressive Growth I                     20,655              7.31%
-------------------------------------------------------------------------------------------------------------------
SEI FBO First Hawaiian                      Aggressive Growth I                     59,066             20.90%
-------------------------------------------------------------------------------------------------------------------
PINTO                                       Aggressive Growth I                     16,037              5.67%
-------------------------------------------------------------------------------------------------------------------
Charles Schwab, FBO Client Accts            Quaker Mid-Cap Value A                 226,517             27.87%
-------------------------------------------------------------------------------------------------------------------
FTC & CO                                    Quaker Mid-Cap Value A                  45,271              5.57%
-------------------------------------------------------------------------------------------------------------------
William E. Buckholz, Individual             Quaker Mid-Cap Value C                  37,586              8.08%
-------------------------------------------------------------------------------------------------------------------
L Keyes, Individual                         Quaker Mid-Cap Value I                  12,564             12.74%
-------------------------------------------------------------------------------------------------------------------
King, Individual                            Quaker Mid-Cap Value I                  35,168             35.67%
-------------------------------------------------------------------------------------------------------------------
Millennium Bank                             Quaker Mid-Cap Value I                  28,524             28.93%
-------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma OPUBCO                     Small-Cap Value I                      276,625             20.16%
-------------------------------------------------------------------------------------------------------------------
Charles Schwab, FBO Client Accts            Small-Cap Value A                      319,333             56.73%
-------------------------------------------------------------------------------------------------------------------
Nabank & Co. FBO Client Accts               Small-Cap Value I                      130,441              7.37%
-------------------------------------------------------------------------------------------------------------------
Richmond Heights                            Small-Cap Value I                       91,497              6.67%
-------------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities, Inc.              Small-Cap Value I                      724,505             52.79%
-------------------------------------------------------------------------------------------------------------------
Preston R. Hoagland, Individual             Small-Cap Value B                        3,421              6.08%
-------------------------------------------------------------------------------------------------------------------
Kelly Brian J, Individual                   Small-Cap Value C                       10,586               9.76
-------------------------------------------------------------------------------------------------------------------
John J Geewax, Individual                   Small-Cap Growth I                     233,644             95.40%
-------------------------------------------------------------------------------------------------------------------
Dr. Harry McDermott, Individual             Small-Cap Growth B                       2,512             20.12%
-------------------------------------------------------------------------------------------------------------------
Papp W, Individual                          Small-Cap Growth B                       2,815             22.54%
-------------------------------------------------------------------------------------------------------------------
John A Calvert, Jr                          Small-Cap Growth B                         734              5.88%
-------------------------------------------------------------------------------------------------------------------
Ronald S Acher, Individual                  Small-Cap Growth B                       2,538             20.32%
-------------------------------------------------------------------------------------------------------------------
Richard R Turk                              Small-Cap Growth B                         865              6.93%
-------------------------------------------------------------------------------------------------------------------
First Clearing Corp                         Small-Cap Growth C                       1,560              5.97%
-------------------------------------------------------------------------------------------------------------------
Charles N Beling, Jr, Individual            Small-Cap Growth C                       1,697              6.49%
-------------------------------------------------------------------------------------------------------------------
Charles P. Hinshaw, Individual              Small-Cap Growth C                       7,261             27.76%
-------------------------------------------------------------------------------------------------------------------
Daniel Radogna, Individual                  Small-Cap Growth C                       1,780              6.81%
-------------------------------------------------------------------------------------------------------------------
Barry W Kocher, Individual                  Small-Cap Growth C                       1,632              6.24%
-------------------------------------------------------------------------------------------------------------------
First Clearing Corp                         Small-Cap Growth A                       2,788             14.29%
-------------------------------------------------------------------------------------------------------------------
Citco Corporate Services, Inc.              Small-Cap Growth A                      15,007             76.92%
-------------------------------------------------------------------------------------------------------------------
Terry R Priebe, Individual                  Small-Cap Growth A                       1,307              6.70%
-------------------------------------------------------------------------------------------------------------------
Charles Schwab, FBO Client Accts
SCHWAB -                                    Capital Opportunities A                 72,448             21.06%
-------------------------------------------------------------------------------------------------------------------
Larry R Rohrbaugh, individual               Capital Opportunities A                 49,564             14.41%
-------------------------------------------------------------------------------------------------------------------
Anthony V Benedetto, Individual             Capital Opportunities B                  7,972              7.74%
-------------------------------------------------------------------------------------------------------------------
NFSC                                        Capital Opportunities B                 12,239             11.88%
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                                                                   % Ownership of
                                            Name of Quaker Fund                  Number of        Total Fund Shares
Name of Shareholder                         in Which Shares Held                Shares Owned
-------------------------------------------------------------------------------------------------------------------
Anne Reilly, Individual                     Capital Opportunities A                  6,493              6.30%
-------------------------------------------------------------------------------------------------------------------
Geewax Terker                               Geewax Terker Core Value               105,714             93.95%
-------------------------------------------------------------------------------------------------------------------
Local 68 Eng Union                          Quaker Biotech A                        24,248              9.62%
-------------------------------------------------------------------------------------------------------------------
Frank Follmer, Individual                   Quaker Biotech C                         8,590               5.10
-------------------------------------------------------------------------------------------------------------------
Walter Maximuck Jr, Individual              Quaker Biotech C                        17,504             10.40%
-------------------------------------------------------------------------------------------------------------------
Robert Nutting                              Quaker Biotech C                        16,924             10.06%
-------------------------------------------------------------------------------------------------------------------
Charles Schwab, FBO Client Accts
SCHWAB -                                    Fixed Income A                          29,729             11.64%
-------------------------------------------------------------------------------------------------------------------
Joseph Somers Jr., Individual               Fixed Income A                          41,309             16.17%
-------------------------------------------------------------------------------------------------------------------
Citco Corporate Services, Inc               Fixed Income A                          24,369              9.54%
-------------------------------------------------------------------------------------------------------------------
Thomas Hill, Individual                     Fixed Income B                          13,346             10.23%
-------------------------------------------------------------------------------------------------------------------
David Kreitzer, Individual                  Fixed Income B                           8,775              6.49%
-------------------------------------------------------------------------------------------------------------------
NFSC                                        Fixed Income C                          51,333             16.75%
-------------------------------------------------------------------------------------------------------------------
Walter Maximuck, Individual                 Fixed Income C                          24,172              7.89%
-------------------------------------------------------------------------------------------------------------------
Charles P Hinshaw, Individual               Fixed Income C                          32,203             10.51%
-------------------------------------------------------------------------------------------------------------------
Robert Nutting, Individual                  Fixed Income C                          20,496              6.69%
-------------------------------------------------------------------------------------------------------------------
Jeffrey H. King, Individual                 Fixed Income I                          26,291             82.13%
-------------------------------------------------------------------------------------------------------------------
R Keyes, Individual                         Fixed Income I                           5,458             17.06%
-------------------------------------------------------------------------------------------------------------------
Sadjian                                     Intermediate Municipal Bond A **         1,387             11.10%
-------------------------------------------------------------------------------------------------------------------
Citco Corporate Services, Inc.              Intermediate Municipal Bond A **        10,571             84.54%
-------------------------------------------------------------------------------------------------------------------
Anita Carno, Individual                     Intermediate Municipal Bond B **         1,334             16.85%
-------------------------------------------------------------------------------------------------------------------
Ann J McGinnis, Individual                  Intermediate Municipal Bond B **         4,590             57.97%
-------------------------------------------------------------------------------------------------------------------
Nagaraj Ramnath                             Intermediate Municipal Bond B **           447              5.65%
-------------------------------------------------------------------------------------------------------------------
Kay A Selig, Individual                     Intermediate Municipal Bond B **           552              6.60%
-------------------------------------------------------------------------------------------------------------------
Shirley A Mittl                             Intermediate Municipal Bond B **           458              5.79%
-------------------------------------------------------------------------------------------------------------------
Carla E Carey                               Intermediate Municipal Bond C **         1,758              8.86%
-------------------------------------------------------------------------------------------------------------------
Elizabeth C Horvath, Individual             Intermediate Municipal Bond C **         1,225              6.18%
-------------------------------------------------------------------------------------------------------------------
Timothy Schamberger, Individual             Intermediate Municipal Bond C **         1,777              8.96%
-------------------------------------------------------------------------------------------------------------------
Andrew Levas, Individual                    Intermediate Municipal Bond C **         1,387              6.99%
-------------------------------------------------------------------------------------------------------------------
George N Beling, Individual                 Intermediate Municipal Bond C **         4,458             22.48%
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                                                                   % Ownership of
                                            Name of Quaker Fund                  Number of        Total Fund Shares
Name of Shareholder                         in Which Shares Held                Shares Owned
-------------------------------------------------------------------------------------------------------------------
Daniel Radogna, Individual                  Intermediate Municipal Bond C **         2,206             11.12%
-------------------------------------------------------------------------------------------------------------------
Cheryl A Kocher, Individual                 Intermediate Municipal Bond C **         1,504              7.59%
-------------------------------------------------------------------------------------------------------------------
Barry W Kocher, Individual                  Intermediate Municipal Bond C**          2,020             10.19%
-------------------------------------------------------------------------------------------------------------------
Kathleen Sanzari, Individual                Intermediate Municipal Bond C **         2,028             10.22%
-------------------------------------------------------------------------------------------------------------------
Boscacci                                    Intermediate Municipal Bond I **        28,329               100%
-------------------------------------------------------------------------------------------------------------------

** Prior to August 8, 2003, the Intermediate Municipal Bond Fund operated under different investment objectives and strategies and was called the Quaker High Yield Fund. The figures quoted above reflect the activity of the High Yield Fund as of August 29, 2003.

As of August 29, 2003, the Directors and Officers of the Trust as a group owned less than 1% of each Class of each Fund of the Trust with the exception of the following:

Quaker Biotech Pharma Healthcare Fund Class A - 9.82%
Quaker Fixed Income Fund Class I - 82.13%
Quaker Mid-Cap Value Fund Class I   52.65%
Quaker Capital Opportunities Fund Class A - 3%
Quaker Aggressive Growth Fund Class I - 12.16%

                             PERFORMANCE INFORMATION

From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows:  P(1+T)^[n] = ERV

Where:    P = a hypothetical initial investment of $1000
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of shares at the end of the period

Each Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The yield of the Fixed Income Fund and the Intermediate Municipal Bond Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

          Yield =2[(A - B/CD + 1)^6-1]

Where: A equals dividends and interest earned during the period; B equals expenses accrued for the period (net of reimbursements); C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period.

In sales literature, a Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, a Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions of each Fund's shares will be made at net asset value ("NAV") less any applicable CDSC. Each Fund's NAV is determined on days on which the New York Stock Exchange ("NYSE") is open for trading. For purposes of computing the NAV of a share of a Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Sub-Advisor, subject to the review and supervision of the Advisor and the Board. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order.

The Funds are open for business on each day that the NYSE is open. Each Fund's share price or NAV is normally determined as of 4:00 p.m., Eastern time. Each Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received.

Redemptions in Kind.
--------------------
The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund has committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

                                TAX INFORMATION

Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a RIC, the Funds must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If a Fund qualifies as a RIC and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

Each Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund(s) may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Funds during the following January.

Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

Dividends. A portion of a Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because a Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of a Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for each Fund are made by the Advisor, or if a Sub-Advisor has been retained, the Sub-Advisor. In placing purchase and sale orders for portfolio securities for a Fund, it is the policy of the Advisor/Sub-Advisor to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor/Sub-Advisor's evaluation of the broker's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and research and other services provided. A Fund may pay more than the lowest available commission in return for brokerage and research services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities and reports and analysis concerning issuers and their creditworthiness. A Fund's Advisor/Sub-Advisor may use research and other services to service all of its clients, rather than the particular clients whose commissions may pay for research or other services. In other words, a Fund's brokerage may be used to pay for a research service that is used in managing another client of the Advisor/Sub-Advisor.

The Advisor/Sub-Advisor may purchase or sell portfolio securities on behalf of a Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions. However, the aggregate price paid for the security will usually include an undisclosed "mark-up" or selling concession. The Advisor/Sub-Advisor normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Advisor/Sub-Advisor may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor/Sub-Advisor may determine that better prices are available from non-principal market makers who are paid commissions directly.

The Advisor/Sub-Advisor may combine transaction orders placed on behalf of a Fund with orders placed on behalf of any other fund or private account managed by the Advisor/Sub-Advisor for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price. In these cases, transaction costs are shared proportionately by the Fund or account, as applicable, which are part of the block. If an aggregated trade is not completely filled, then the Advisor/Sub-Advisor typically allocates the trade among the funds or accounts, as applicable, on a pro rata basis based upon account size. Exemptions are permitted on a case-by-case basis when judged by the Advisor/Sub-Advisor to be fair and reasonable to the funds or accounts involved.

Personal Trading by Persons Affiliated with a Fund or the Trust
---------------------------------------------------------------
Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust, the Advisor, each Sub-Advisor and the Distributor have adopted Codes of Ethics restricting personal securities trading by certain persons associated with each entity and having certain affiliations with a Fund or access to certain investment information relating to a Fund. These Codes are on public file, and are available from the Securities and Exchange Commission. While the Codes permit limited personal transactions by such persons in securities held or to be acquired by a Fund, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

The Advisor/Sub-Advisors may execute trades for a Fund with broker/dealers that are affiliated with the Trust, or employ an officer or Trustee of the Trust. These affiliated broker/dealers may receive commissions from such trades, some or all of which may be used as part of a compensation package to such affiliated persons. The Trust has adopted procedures to monitor and control such activities, and any such trading activities must be reported to the Board and reviewed at least quarterly.

                                    CUSTODIAN

Wachovia Bank, N.A. (the "Custodian"), 123 South Broad Street, Philadelphia, PA 19109, serves as custodian for each Fund's assets. The Custodian acts as the depository for each Fund, holds in safekeeping its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian receives from each Fund an annual fee based on the average net assets of the Fund held by the Custodian.

For the fiscal years ended June 30, 2001, 2002 and 2003, respectively, the Funds paid custodial fees as follows:

     ----------------------------------------------------------------------

     Name of Fund                           2003         2002         2001
     ----------------------------------------------------------------------
     Aggressive Growth                    $34,830      $31,406      $16,753
     ----------------------------------------------------------------------
     Core Equity                          $ 8,175      $12,501      $14,959
     ----------------------------------------------------------------------
     Small-Cap Growth                     $11,935      $16,445      $ 7,179
     ----------------------------------------------------------------------
     Capital Opportunities                $ 7,575      $ 2,787           NA
     ----------------------------------------------------------------------
     Biotech Pharma-Healthcare            $ 3,073           NA           NA
     ----------------------------------------------------------------------
     Mid-Cap Value                        $11,870      $11,412      $ 4,246
     ----------------------------------------------------------------------
     Small-Cap Value                      $ 8,418      $ 7,561      $ 8,902
     ----------------------------------------------------------------------
     Geewax Terker Core Value             $ 1,435      $   415           NA
     ----------------------------------------------------------------------
     Quaker Fixed Income                  $ 4,863      $ 4,968      $ 3,692
     ----------------------------------------------------------------------
     Quaker Intermediate Municipal        $ 1,700      $ 2,850      $ 2,470
     Bond Fund **
     ----------------------------------------------------------------------

     ** Prior to August 8, 2003, the Intermediate Municipal Bond Fund operated under different investment objectives and strategies and was called the Quaker High Yield Fund. The figures quoted above reflect the activity of the High Yield Fund as of June 30, 2003.

                                 TRANSFER AGENT

Citco-Quaker Fund Services, Inc. ("CQFS), 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482, serves as the Fund's transfer, dividend paying, and shareholder servicing agent. CQFS, subject to the supervision of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Trust, dated July 1, 2001. CQFS maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. For its services to the Trust, the Trust pays CQFS an annual fee, paid monthly, based on the aggregate average net assets of the Funds, as determined by valuations made as of the close of each business day of the month. Each Fund is charged its pro rata share of such expenses. Prior to July 1, 2001, Declaration Service Company, 555 North Lane, Suite 61610, Conshohocken, PA 19428, served as transfer agent to the Trust.

For the fiscal years ended June 30, 2000, and 2001, the Funds paid aggregate transfer agent fees of $77,840 and $113,430, respectively to Declaration Service Company. For the fiscal years ended June 30, 2002 and 2003, the Funds paid aggregate transfer agency fees of $726,515 and $818,852 to CQFS. The aggregate transfer agency fees paid to CQFS also include fund accounting and administration fees.

                                 ADMINISTRATION

CQFS also acts as administrator to the Trust pursuant to a written agreement with the Trust. CQFS supervises all aspects of the operations of the Fund except those performed by the Fund's Advisor under the Fund's investment advisory agreements. CQFS is responsible for:

(a)  calculating the Fund's net asset value;
(b) preparing and maintaining the books and accounts specified in Rule 31a-1; and 31a-2 of the Investment Company Act of 1940;
(c) preparing financial statements contained in reports to stockholders of the Fund;
(d)  preparing the Fund's federal and state tax returns;
(e)  preparing reports and filings with the Securities and Exchange Commission;
(f)  preparing filings with state Blue Sky authorities; and
(g)  maintaining the Fund's financial accounts and records.

For its services to the Trust, the Trust pays CQFS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. The Fund is charged its pro rata share of such expenses. Prior to July 1, 2001, Declaration Service Company, 555 North Lane, Suite 61610, Conshohocken, PA 19428, served as transfer agent to the Trust.

For the fiscal year ended June 30, 2001, the Trust paid aggregate administration fees of $247,244 to Declaration Service Company. For the fiscal years ended June 30, 2002 and 2003, administrative services provided by CQFS were included in the transfer agency fees paid by the Trust. The Trust paid aggregate fees to CQFS of $726,515 and $818,852 for the fiscal years ended June 30, 2002 and 2003, respectively.

                                   DISTRIBUTOR

Citco-Quaker Fund Distributors, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482 ("CQFD"), acts as the principal underwriter of the Fund's shares pursuant to a written agreement with the Trust ("Distribution Agreement").

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

Prior to July 1, 2001, Declaration Distributors, Inc., 555 North Lane, Suite 61610, Conshohocken, PA 19428, served as principal underwriter to the Trust.

Pursuant to the Distribution Agreement, CQFD facilitates the registration of the Funds' shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Funds, CQFD is paid an annual fixed of $20,000 fee by the Trust. CQFD also retains certain underwriting concessions from the sale of Fund shares. CQFD is not obligated to sell any specific number of shares of the Funds but has undertaken to sell such shares on a best efforts basis only against orders therefor.

                             INDEPENDENT ACCOUNTANTS

The firm of Briggs, Bunting & Dougherty, Two Penn Center Plaza, Suite 820 Philadelphia, PA 19102, serves as independent accountants for the Funds, and audits the annual financial statements of the Funds, prepares the Fund's federal and state tax returns, and consults with the Funds on matters of accounting and federal and state income taxation.

                                DISTRIBUTION PLAN

As noted in the Prospectus, the Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans") whereby each share class each Class of each Fund shall pay to the Distributor, Advisor and others a distribution fee in the amount of (i) 0.25% per annum of the average daily net asset value of Class A shares of each Fund and (ii) 0.75% per annum of the average daily net asset value of each of Class B and Class C shares of each Fund. The distribution fee is intended to compensate the Distributor, Advisor and others for engaging in activities primarily intended to result in the sale of Fund shares. Each Class of each Fund shall also pay a shareholder servicing fee to the Distributor, Advisor and others in the amount of 0.25% of the average annual net asset value of such Class as compensation for servicing or maintaining existing Fund shareholder accounts.

Included below is an estimate by category of the allocation of actual fees paid by the Fund pursuant to the Distribution Plans during the fiscal ended June 30, 2003:

--------------------------------------------------------------------------------
                                                     Expenditures for
--------------------------------------------------------------------------------
                                              Class A     Class B     Class C
--------------------------------------------------------------------------------
Underwriter Compensation                     $434,879    $157,039    $222,164
--------------------------------------------------------------------------------

                               GENERAL INFORMATION

The Trust is an unincorporated business trust organized under Massachusetts law on October 24, 1990 and operates as an open-end management investment company. The Trust's Declaration of Trust authorizes the Board of Trustees to divide Trust shares into various series ("Funds"), each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the issuance of an unlimited number of series and classes of shares. The Trust does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a Rule 12b-1 plan, or any change in the fundamental investment policy of a series would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of each Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

OTHER EXPENSES. Each Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Funds' assets, the fees and expenses of the Custodian, the fees and expenses of the Administrator, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by the Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. Each Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable.

The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of at least two-thirds of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Administrator or by votes cast in person or by proxy at a meeting called for that purpose.

Shareholders of the Trust will vote in the aggregate and not by series (Fund) or class, except as otherwise required by the 1940 Act or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular series or class. Matters affecting an individual series include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series are entitled to vote on matters affecting only that series. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Amended and Restated Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability.

REPORTING TO SHAREHOLDERS. The Trust will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports for the Fund will be audited by independent accountants. In addition, the Trust will send to each shareholder having an account directly with the Trust a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding any Fund may be directed in writing to 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482 or by calling 800-220-8888.

                              FINANCIAL STATEMENTS

The financial statements of the Trust are incorporated herein by reference to the Trust's latest audited annual report, dated June 30, 2003, and unaudited semi-annual report, dated December 31, 2002. The Trust's annual report has been audited by Briggs, Bunting & Dougherty, LLP, independent auditors. You may receive a copy of either report, free of charge, by contacting the Trust.